VESSELS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT, NET
VESSELS AND EQUIPMENT, NET

(in thousands of $)	2016	2015
Cost	2,267,819	2,263,166
Accumulated depreciation	(615,109)	(532,518)
Net book value	1,652,710	1,730,648

Depreciation and amortization expense for the years ended December 31, 2016, 2015 and 2014 was $82.6 million, $81.9 million and $72.6 million, respectively.

Drydocking costs of $97.7 million and $93.4 million are included in the vessel cost for December 31, 2016 and 2015, respectively. Accumulated amortization of those costs at December 31, 2016 and 2015 was $60.3 million and $43.9 million, respectively.

Mooring equipment of $37.8 million is included in the cost for December 31, 2016 and 2015. Accumulated depreciation of the mooring equipment at December 31, 2016 and 2015 was $16.7 million and $13.1 million, respectively.

As of December 31, 2016 and 2015, vessels and equipment with a net book value of $1,511.2 million and $1,730.6 million, respectively, were pledged as security for certain debt facilities (see note 26).